[CHAPMAN AND CUTLER LLP LETTERHEAD]

May 15, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Integrity Funds (the "Trust")

To the Commission:

Electronically transmitted herewith pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 are the definitive proxy statement, form of proxy and other soliciting materials for the above Trust. Please call the undersigned at (312) 845-3446 with any questions regarding this filing.

Very truly yours,

CHAPMAN AND CUTLER LLP

By: /s/ Suzanne M. Russell

Suzanne M. Russell